INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Statutory income tax rate	21.00%	21.00%
State income taxes, net of federal benefit	0.70%	5.20%
Stock based compensation	(0.70%)	0.00%
Permanent differences	0.00%	(1.10%)
Change in valuation allowance	(21.00%)	(23.90%)
Effective tax rate	0.00%	1.20%